Consolidated Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	83,436,484	76,661,451
Ordinary shares outstanding	83,436,484	76,661,451
Preference shares par value	$ 0.01	$ 0.01
Preference shares authorized	20,000,000	20,000,000
Preference shares issued	1,600,000
Preference shares outstanding	1,600,000